Document and Entity Information	Nov. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	AUBURN NATIONAL BANCORPORATION, INC
Entity Incorporation State Country Code	DE
Entity File Number	0-26486
Entity Tax Identification Number	63-0885779
Entity Address, Address Line One	100 North Gay Street
Entity Address, Address Line Two	P.O. Drawer 3110
Entity Address, City or Town	Auburn
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36831-3110
City Area Code	334
Local Phone Number	821-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	AUBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	The Company disclosed these changes in a Current Report in a Securities and Exchange Commission Form 8-K filed on November 8, 2022. The compensation for these three executive officers had not been determined at that time. This Report on Form 8-K/A amends the Company’s November 8, 2022 Form 8-K to disclose the annual salaries for these executive officers in light of their new roles, as approved on December 9, 2022 by the Company’s and the Bank’s Compensation Committees. Beginning January 1, 2023, Mr. Dumas’ annual salary will be $135,000, Mr. Hedges’ annual salary will be $300,000, and Mr. Walker’s annual salary will be $235,000.
Entity Central Index Key	0000750574